Equity	12 Months Ended
Jun. 30, 2012
Equity

12. EQUITY

Description of Capital Stock

The Company is authorized to issue 1,000 shares of capital stock, all of which are Common Stock, with a par value of $0.01 per share. In accordance with the Certificate of Incorporation of the Company, each share of Common Stock shall have one vote, and the Common Stock shall vote together as a single class. As of June 30, 2012, 100% of the outstanding shares of the capital stock of the Company have been issued to, and are held by, PTS Intermediate Holdings, LLC. In accordance with the By-Laws of the Company, the Board of Directors may declare dividends upon the stock of the Company as and when the Board deems appropriate.

Comprehensive Earnings/(Loss) and Accumulated Other Comprehensive Earnings/(Loss)

Comprehensive earnings/(loss) for the fiscal years ended June 30, 2012, June 30, 2011 and June 30, 2010 consist of:

(in millions)	Fiscal Year Ended June 30, 2012	Fiscal Year Ended June 30, 2011	Fiscal Year Ended June 30, 2010
Net earnings/(loss) attributable to Catalent	$(40.4)	$(54.0)	$(289.6)
Other comprehensive income/(losses):
Foreign currency translation adjustments	(27.3)	62.4	(21.5)
Net change in minimum pension liability	(26.5)	18.7	(1.3)
Deferred compensation/(benefit)	0.1	0.9	(0.3)
Change in unrealized loss on derivatives	15.2	12.5	(29.9)
Other Comprehensive income/(loss)	(38.5)	94.5	(53.0)
Total comprehensive income/(loss) loss before noncontrolling interest	(78.9)	40.5	(342.6)
Comprehensive income/(loss) attributable to noncontrolling interest	(3.8)	5.3	(4.6)
Comprehensive income/(loss)	$(82.7)	$45.8	$(347.2)

Accumulated other comprehensive earnings/(loss) for the fiscal years June 30, 2012, June 30, 2011 and June 30, 2010 consists of:

(in millions)	Foreign Currency Translation Adjustments	Unrealized Gains/(Losses) on Derivatives	Deferred Compensation	Pension Liability Adjustments	Other Comprehensive Income/(Loss)
Balance at June 30, 2009	$49.4	$(19.4)	$—	$(25.5)	$4.5
Activity, net of tax	(21.5)	(29.9)	(0.3)	(1.3)	(53.0)
Balance at June 30, 2010	27.9	(49.3)	(0.3)	(26.8)	(48.5)
Activity, net of tax	62.4	12.5	0.9	18.7	94.5
Balance at June 30, 2011	90.3	(36.8)	0.6	(8.1)	46.0
Activity, net of tax	(27.3)	15.2	0.1	(26.5)	(38.5)
Balance at June 30, 2012	$63.0	$(21.6)	$0.7	$(34.6)	$7.5